Label	Element	Value
Risk Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jan. 30, 2013
TOUCHSTONE ULTRA SHORT DURATION FIXED INCOME FUND (Prospectus Summary) | TOUCHSTONE ULTRA SHORT DURATION FIXED INCOME FUND
Risk Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	TOUCHSTONE ULTRA SHORT DURATION FIXED INCOME FUND SUMMARY
Investment Objective, Heading	rr_ObjectiveHeading	The Fund’s Investment Goal
Investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Touchstone Ultra Short Duration Fixed Income Fund (the “Fund”) seeks maximum total return consistent with the preservation of capital.
Expense, Heading	rr_ExpenseHeading	The Fund’s Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Touchstone Funds.  More information about these and other discounts is available from your financial professional and in the section entitled “Choosing a Class of Shares” in the Fund’s prospectus on page 44 and in the Fund’s Statement of Additional Information (“SAI”) on page 71.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 169% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	169.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Touchstone Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses, Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees
The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets that are included in the Fund’s Annual Report dated September 30, 2012, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Expense Example, Heading	rr_ExpenseExampleHeading	Example.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (reflecting the contractual fee waivers).  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	The Fund’s Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund invests, under normal market conditions, at least 80% of its assets in fixed income securities.  This is a non-fundamental investment policy that can be changed by the Fund upon 60 days’ prior notice to shareholders. The Fund invests in a diversified portfolio of securities of different maturities including U.S. Treasury securities, U.S. government agency securities, securities of U.S. government-sponsored enterprises, corporate bonds, mortgage-backed securities, commercial mortgage-backed securities, asset-backed securities, municipal bonds and cash equivalent securities including repurchase agreements and commercial paper.  The Fund invests only in investment-grade debt securities and does not invest in non-investment-grade (i.e. “high yield”) debt securities.  Investment-grade debt securities are those having a rating of BBB-/Baa3 or higher from a major rating agency or, if a rating is not available, deemed to be of comparable quality by the sub-advisor, Fort Washington Investment Advisors, Inc. (“Fort Washington” or “Sub-Advisor”).

In selecting investments for the Fund, Fort Washington chooses fixed-income securities that it believes are attractively priced relative to the market or to similar instruments.  In addition, Fort Washington considers the “effective duration” of the Fund’s entire portfolio.  Effective duration is a measure of a security’s price volatility or the risk associated with changes in interest rates.  While the Fund may invest in securities with any maturity or duration, Fort Washington seeks to maintain an effective duration for the Fund of one year or less under normal market conditions.

Risk, Heading	rr_RiskHeading	The Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

The Fund’s share price will fluctuate.  You could lose money on your investment in the Fund and the Fund could also return less than other investments.  The Fund is subject to the principal risks summarized below:

Credit Risk: The securities in the Fund’s portfolio are subject to the possibility that a deterioration, whether sudden or gradual, in the financial condition of an issuer, or a deterioration in general economic conditions, could cause an issuer to fail to make timely payments of principal or interest, when due.  This may cause the issuer’s securities to decline in value.

Prepayment Risk: The risk that a debt security may be paid off and proceeds invested earlier than anticipated. Prepayment risk is more prevalent during periods of falling interest rates.

Interest Rate Risk: As interest rates rise, the value of fixed income securities the Fund owns will likely decrease. Longer-term securities are generally more volatile, so the longer the average maturity or duration of these securities, the greater their price risk.  Duration is a measure of the expected life, taking into account any prepayment or call features of the security, of a fixed income security that is used to determine the price sensitivity of the security for a given change in interest rates.  Specifically, duration is the change in the value of a fixed income security that will result from a 1% change in interest rates, and generally is stated in years.  Maturity, on the other hand, is the date on which a fixed income security becomes due for payment of principal.

Investment-Grade Debt Securities Risk: Investment-grade debt securities may be downgraded by a Nationally Recognized Statistical Rating Organization (“NRSRO”) to below-investment-grade status, which would increase the risk of holding these securities.  Investment-grade debt securities rated in the lowest rating category by an NRSRO involve a higher degree of risk than fixed-income securities in the higher-rating categories.  While such securities are considered investment-grade quality and are deemed to have adequate capacity for payment of principal and interest, such securities lack outstanding investment characteristics and have speculative characteristics as well.  For example, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher-grade securities.

Mortgage-Backed Securities Risk:  Mortgage-backed securities are fixed-income securities representing an interest in a pool of underlying mortgage loans.  Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans.  As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security.  Rising interest rates tend to discourage refinancing, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price.  When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates.  Prepayment risk may make it difficult to calculate the average maturity of the Fund’s mortgage-backed securities and, therefore, to assess the volatility risk of the Fund.  An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of mortgage-backed securities and could result in losses to the Fund.  The risk of such defaults is generally higher in the cases of mortgage pools that include subprime mortgages.  Subprime mortgages refer to loans made to borrowers with weakened credit histories or with lower capacity to make timely payments on their mortgages.

Asset Backed Securities Risk: Asset-backed securities are fixed-income securities backed by other assets such as credit card, automobile or consumer loan receivables, retail installment loans, or participations in pools of leases.  Credit support for these securities may be based on the underlying assets and/or provided through credit enhancements by a third party.  Even with a credit enhancement by a third party, there is still risk of loss.  There could be inadequate collateral or no collateral for asset-backed securities.  The values of these securities are sensitive to changes in the credit quality of the underlying collateral, the credit strength of the credit enhancement, changes in interest rates and, at times, the financial condition of the issuer.  Some asset-backed securities also may receive prepayments that can change the securities’ effective durations.

Management Risk: Touchstone Advisors, Inc., the Fund’s advisor (the “Advisor”), engages one or more sub-advisors to make investment decisions on its behalf for a portion or all of the Fund.  There is a risk that the Advisor may be unable to identify and retain sub-advisors who achieve superior investment returns relative to other similar sub-advisors.  The value of your investment may decrease if the sub-advisor’s judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

Municipal Securities Risk:  The value of municipal securities may be affected by uncertainties in the municipal market related to legislation or litigation involving the taxation of municipal securities or the rights of municipal securities holders in the event of bankruptcy.  In addition, the ongoing issues facing the national economy may negatively impact the economic performance of issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.  Also, some municipal obligations may be backed by a letter of credit issued by a bank or other financial institution.  Adverse developments affecting banks or other financial institutions could have a negative effect on the value of the Fund’s portfolio securities.

Portfolio Turnover Risk: Frequent and active trading may result in greater expenses to the Fund, which may lower the Fund’s performance and may generate more taxable short-term gains or losses for shareholders.

Repurchase Agreement Risk: Under all repurchase agreements entered into by the Fund, the Fund’s custodian or its agent must take possession of the underlying collateral.  However, if the counterparty defaults, the Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of sale, including accrued interest, are less than the resale price provided in the agreement including interest.  In addition, even though the Bankruptcy Code provides protection for most repurchase agreements, if the seller should be involved in bankruptcy or insolvency proceedings, the Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and is required to return the underlying security to the seller’s estate.  Repurchase agreements are considered loans by the Fund.

U.S. Government Agencies Securities Risk:  Certain U.S. government agency securities are backed by the right of the issuer to borrow from the U.S. Treasury while others are supported only by the credit of the issuer or instrumentality. While the U.S. government is able to provide financial support to U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so.  Such securities are neither issued nor guaranteed by the U.S. Treasury.

This Fund should only be purchased by investors seeking maximum total return consistent with preservation of capital who can withstand a limited amount of share price volatility, and seek exposure to fixed income securities. As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal.  You can find more information about the Fund’s investments and risks under the “Investment Strategies and Risks” section of the Fund’s prospectus.

Risk, Lose Money	rr_RiskLoseMoney	You could lose money on your investment in the Fund and the Fund could also return less than other investments.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	The Fund’s Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below illustrate some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for 1 year, 5 years, and 10 years compare with the BoA Merrill Lynch Three-Month U.S. Treasury Bill Index and BoA Merrill Lynch 1-Year Treasury Note Index.  The bar chart does not reflect any sales charges, which would reduce your return.  The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance is available at no cost by visiting www.TouchstoneInvestments.com or by calling 1.800.543.0407.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns
The bar chart and performance table below illustrate some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for 1 year, 5 years, and 10 years compare with the BoA Merrill Lynch Three-Month U.S. Treasury Bill Index and BoA Merrill Lynch 1-Year Treasury Note Index.

Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1.800.543.0407
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.TouchstoneInvestments.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Ultra Short Duration Fixed Income Fund — Class Z Total Return as of December 31
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect any sales charges, which would reduce your return.
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best Quarter: 3rd Quarter 2006 1.95% Worst Quarter: 3rd Quarter 2008 -0.24% The year-to-date return for the Fund’s Class Z shares as of December 31, 2012 is 1.82%.
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k), or other tax-deferred account.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Class Z shares only
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after-tax returns may differ from those shown and depend on your tax situation.  The after-tax returns do not apply to shares held in an IRA, 401(k), or other tax-deferred account.  After-tax returns are for Class Z shares only and after-tax returns for other classes will vary.

For information on the prior history of the Fund, please see the section entitled “The Trust” in the Fund’s Statement of Additional Information.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the period ended December 31, 2012
TOUCHSTONE ULTRA SHORT DURATION FIXED INCOME FUND (Prospectus Summary) | TOUCHSTONE ULTRA SHORT DURATION FIXED INCOME FUND | Boa Merrill Lynch Three-Month U.S. Treasury Bill Index
Risk Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	BoA Merrill Lynch Three-Month U.S. Treasury Bill Index (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.11%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.52%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.78%
TOUCHSTONE ULTRA SHORT DURATION FIXED INCOME FUND (Prospectus Summary) | TOUCHSTONE ULTRA SHORT DURATION FIXED INCOME FUND | Boa Merrill Lynch 1-Year Treasury Note Index
Risk Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	BoA Merrill Lynch 1-Year Treasury Note Index (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.24%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.42%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.19%
TOUCHSTONE ULTRA SHORT DURATION FIXED INCOME FUND (Prospectus Summary) | TOUCHSTONE ULTRA SHORT DURATION FIXED INCOME FUND | Class Z
Risk Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee	rr_RedemptionFee	15
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_Component1OtherExpensesOverAssets	0.29%
Dividend Expenses on Securities Sold Short	rr_Component2OtherExpensesOverAssets	0.19%
Total Other Expenses	rr_OtherExpensesOverAssets	0.48%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.74%	[1]
Fee Waivers and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[2],[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.70%	[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-04-16
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	72
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	224
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	399
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	907
Annual Return 2003	rr_AnnualReturn2003	1.35%
Annual Return 2004	rr_AnnualReturn2004	1.75%
Annual Return 2005	rr_AnnualReturn2005	2.93%
Annual Return 2006	rr_AnnualReturn2006	5.29%
Annual Return 2007	rr_AnnualReturn2007	4.70%
Annual Return 2008	rr_AnnualReturn2008	0.53%
Annual Return 2009	rr_AnnualReturn2009	3.32%
Annual Return 2010	rr_AnnualReturn2010	1.75%
Annual Return 2011	rr_AnnualReturn2011	1.50%
Annual Return 2012	rr_AnnualReturn2012	1.82%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2006
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.95%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.24%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Dec. 31, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.82%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class Z Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.82%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.78%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.48%
TOUCHSTONE ULTRA SHORT DURATION FIXED INCOME FUND (Prospectus Summary) | TOUCHSTONE ULTRA SHORT DURATION FIXED INCOME FUND | Class Z | After Taxes on Distributions
Risk Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class Z Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.07%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.80%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.37%
TOUCHSTONE ULTRA SHORT DURATION FIXED INCOME FUND (Prospectus Summary) | TOUCHSTONE ULTRA SHORT DURATION FIXED INCOME FUND | Class Z | After Taxes on Distributions and Sales
Risk Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class Z Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.18%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.95%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.47%
TOUCHSTONE ULTRA SHORT DURATION FIXED INCOME FUND (Prospectus Summary) | TOUCHSTONE ULTRA SHORT DURATION FIXED INCOME FUND | Class A
Risk Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.00%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee	rr_RedemptionFee	15
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_Component1OtherExpensesOverAssets	0.69%
Dividend Expenses on Securities Sold Short	rr_Component2OtherExpensesOverAssets	none
Total Other Expenses	rr_OtherExpensesOverAssets	0.69%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.20%	[1]
Fee Waivers and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.50%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.70%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-04-16
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	270
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	419
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	696
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,487
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(0.35%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.36%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.27%
TOUCHSTONE ULTRA SHORT DURATION FIXED INCOME FUND (Prospectus Summary) | TOUCHSTONE ULTRA SHORT DURATION FIXED INCOME FUND | Class C
Risk Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Wire Redemption Fee	rr_RedemptionFee	15
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%	[4]
Other Expenses	rr_Component1OtherExpensesOverAssets	0.68%
Dividend Expenses on Securities Sold Short	rr_Component2OtherExpensesOverAssets	none
Total Other Expenses	rr_OtherExpensesOverAssets	0.68%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.69%	[1]
Fee Waivers and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.49%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.20%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-04-16
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	222
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	381
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	772
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,867
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	122
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	381
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	772
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,867
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.17%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.04%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.73%
TOUCHSTONE ULTRA SHORT DURATION FIXED INCOME FUND (Prospectus Summary) | TOUCHSTONE ULTRA SHORT DURATION FIXED INCOME FUND | Class Y
Risk Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee	rr_RedemptionFee	15
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_Component1OtherExpensesOverAssets	0.30%
Dividend Expenses on Securities Sold Short	rr_Component2OtherExpensesOverAssets	none
Total Other Expenses	rr_OtherExpensesOverAssets	0.30%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.56%	[1]
Fee Waivers and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.45%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-04-16
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	46
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	144
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	278
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	668
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class Y Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.92%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.80%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.49%
TOUCHSTONE ULTRA SHORT DURATION FIXED INCOME FUND (Prospectus Summary) | TOUCHSTONE ULTRA SHORT DURATION FIXED INCOME FUND | Institutional
Risk Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee	rr_RedemptionFee	15
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_Component1OtherExpensesOverAssets	0.98%
Dividend Expenses on Securities Sold Short	rr_Component2OtherExpensesOverAssets	none
Total Other Expenses	rr_OtherExpensesOverAssets	0.98%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.24%	[1]
Fee Waivers and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.84%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.40%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-04-16
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	41
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	128
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	423
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,262
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Return before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.96%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.81%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.50%

[1]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets that are included in the Fund's Annual Report dated September 30, 2012, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[2]	Touchstone Advisors, Inc. and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 0.69%, 1.19%, 0.44%, 0.69%, and 0.39% for Class A shares, Class C shares, Class Y shares, Class Z shares, and Institutional Class shares, respectively. This expense limitation will remain in effect until at least April 16, 2014, but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the Fund shareholders. The terms of Touchstone Advisors' contractual waiver agreement provide that Touchstone Advisors is entitled to recover, subject to approval by the Fund's Board of Trustees, such amounts waived or reimbursed for a period of up to three (3) years from the year in which Touchstone Advisors reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund's operating expenses are below the expense limitation amount. See the discussion entitled "Contractual Fee Waiver Agreement" under the section entitled "The Fund's Management" in the Fund's prospectus for more information.
[3]
Expenses shown above have been restated to reflect the Fund’s contractual fee waiver and will differ from the expenses reflected in the Fund’s annual report for the fiscal year ended September 30, 2012.

[4]	Class C shares are authorized to pay a maximum 12b-1 fee of up to 1.00% of average daily net assets, of which up to 0.75% may be paid for distribution services and up to 0.25% may be paid for shareholder services. The Fund intends to limit the amount of the 12b-1 fees for Class C shares to 0.75% for at least one year from the date of this prospectus.